Severance Expense	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Notes to Financial Statements
Restructuring and Related Activities Disclosure [Text Block]
J.	Severance Expense

In February 2020, the Company eliminated the chief business officer role and Gordon K. Johnson separated from the Company. In connection with his separation, Mr. Johnson is entitled to severance benefits as documented in his Amended and Restated Employment Agreement entered into in June 2015. The severance benefits consist of personnel and other related charges of approximately $0.4 million and stock compensation expense of approximately $0.4 million related to the acceleration of vesting on unvested shares subject to certain stock options. These severance benefits are presented as severance expense in the unaudited condensed statements of operations for the nine months ended September 30, 2020. As of September 30, 2020, the Company had accrued severance expense recorded within accounts payable and accrued expenses in the amount of $0.1 million. As of September 30, 2019, there was no accrued severance. For the three months ended September 30, 2020 and three and nine months ended September 30, 2019 there was no severance expense.

P.	Severance Expense

On August 31, 2018, Daniel L. Cohen resigned from his position as the executive vice president, government and public relations of the Company, effective immediately. In connection with his resignation, Mr. Cohen and the Company entered into a separation and release agreement which included among other items, severance benefits. The severance benefits consisted of personnel and other related charges of approximately $0.4 million and stock compensation expense of approximately $1.2 million related to the acceleration of vesting on unvested shares subject to certain stock options and the extension of the exercise period for certain stock options. These severance benefits are presented as severance expense in the statement of operations for the fiscal year ended December 31, 2018. As of December 31, 2018, the Company had accrued severance expense recorded within accounts payable and accrued expenses in the amount of $0.2 million. No severance expense or accrued severance expense is recorded for the year ended or as of December 31, 2019.

On February 7, 2020, the Company eliminated the chief business officer role and Gordon K. Johnson was separated from the Company. As a result, the Company anticipates recognizing additional severance expense of approximately $1.0 million over the twelve months following the separation date, comprised of severance payments and non-cash stock-based compensation expense of approximately $0.4 million and $0.6 million, respectively